15. Stock Option Plan and Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options activity
	2015		2014

	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	$15.00	55,600	$14.76	106,900
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	15.00	(55,600)	14.50	(51,300)

Options outstanding and exercisable at December 31	$—	—	$14.76	55,600